Related Party Revenue (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Fees Earned By and Expenses Reimbursable to Us from Managed Funds
Summarized below are the fees earned by and the expenses reimbursable to us from the related party Managed Funds during the year ended December 31, 2017, all of which were earned following the PELP transaction (in thousands):

	REIT II	REIT III	NRP	Other Parties	Total
Advisory Agreements Revenue:
Acquisition fees	$218	$519	$—	$—	$737
Asset management fees	2,878	59	105	49	3,091
Due diligence reimbursements	142	72	—	—	214
Total advisory revenue	$3,238	$650	$105	$49	$4,042

Management Agreements Revenue:
Property management fees	$1,518	$15	$230	$27	$1,790
Leasing commissions	782	15	196	16	1,009
Construction management fees	365	4	36	7	412
Other property management fees and reimbursements	339	69	65	77	550
Total property management revenue	$3,004	$103	$527	$127	$3,761

Other Revenue:
Insurance premiums	$206	$—	$—	$—	$206

Fee Structure, Advisory Agreements
The following tables summarize our fee structure for each of the related party Managed Funds.

Acquisition Fee

Fund	Rate	Payable	Description
REIT II	0.85%	In cash upon completion	Rate is based on contract purchase price, including acquisition expenses and any debt.
REIT III	2.0%	In cash upon completion	Rate is based on contract purchase price, including acquisition expenses and any debt.
During the public offering period for REIT III, we will receive an additional contingent advisor payment of 2.15% of the contract purchase price of each property or other real estate investment they acquire.
Disposition fee

Fund	Rate	Payable	Description
REIT II	1.7%, or up to 3.0%	In cash upon completion	Rate is lesser of 1.7% of contract sales price or one-half of the total commissions paid if a non-affiliated broker is also involved in the sale, not to exceed a competitive rate or 6%.
REIT III	2.0% or up to 3.0%	In cash upon completion	Rate is lesser of 2% of contract sales price or one-half of the total commissions paid if a non-affiliated broker is also involved in the sale, not to exceed a competitive rate or 6%.
Asset Management Fee and Subordinated Participation

Fund	Rate	Payable	Description
REIT II	0.85%	80% in cash and 20% in Class B units, paid monthly
One-twelfth of the rate is paid out monthly in cash based on asset cost as of the last day of the preceding month. One-quarter of the rate is paid out quarterly in Class B units based on the lower of the cost of assets or the applicable quarterly NAV, divided by the per share NAV.

REIT III	1.0%	Monthly in cash, partnership units, or common stock at our election	One-twelfth of the rate is paid out monthly based on asset cost as of the last day of the preceding month.
NRP	0.5%, or up to 1.0%	Monthly
An amount of one-twelfth of 0.5% of the aggregate capital contributions as of the first day of the quarterly period. Once an aggregate amount of the asset management fees received reaches $918K, the monthly amount is equal to one-twelfth of 1.0% of the invested equity.

Fee Structure, Management Agreements
All property management agreements have terms as follows:

Fee	Performance Obligation Satisfied	Timing of Payment	Revenue Recognition
Property Management	Over time	In cash, monthly	Revenue is recognized based on a percentage of monthly cash receipts at each property.
Leasing Commissions	Point in time	In cash upon completion	Revenue is recognized based on a percentage of the contractual payments to be received per the terms of the lease and occurs when the lease is executed.
Construction Management	Point in time	In cash upon completion
Revenue is recognized based on a percentage of the cost of the construction project. Revenue recognition occurs upon completion of the contract (in the case of a normal capital improvement) or upon the tenant taking possession (in the case of a tenant improvement).

The Management Agreements have terms as follows:

Fee	Rate	Payable	Description
Property Management	4.0%	In cash, monthly	Rate is applied to monthly cash receipts at a given property.
Leasing Commissions	various	In cash upon completion	An amount equal to the leasing fees charged by unaffiliated persons rendering comparable services in the same geographic location.
Construction Management	various	In cash upon completion	An amount equal to the fees charged by unaffiliated persons rendering comparable services in the same geographic location.

Related Party Receivables	Summarized below is the detail of our outstanding receivable balance from related parties as of December 31, 2017 (in thousands):

2017
REIT II and other related parties	$1,551
REIT III	4,551
Total	$6,102